Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
Our Co-Founder, Chairman and Chief Executive Officer, Mr. Emanuele Lauro, is a member of the Lolli-Ghetti family, which in 2009 founded Scorpio Tankers Inc. (NYSE: “STNG”), or Scorpio Tankers, a large international shipping company engaged in seaborne transportation of refined petroleum products, of which Mr. Lauro is currently the Chairman and Chief Executive Officer. The Lolli-Ghetti family also owns and controls the Scorpio Group, including Scorpio Ship Management S.A.M., or SSM, which provides us with vessel technical management services, Scorpio Commercial Management S.A.M., or SCM, which provides us with vessel commercial management services, Scorpio Services Holding Limited, or SSH, which provides us and other related entities with administrative services and services related to the acquisition of vessels and Scorpio UK Limited, or SUK which provides us with chartering services. In addition, our Vice President, Mr. Filippo Lauro is the brother of Mr. Emanuele Lauro and a member of the Lolli-Ghetti family. Our Co-Founder, President and Director, Mr. Robert Bugbee is also the President and a Director of Scorpio Tankers and has a senior management position at the Scorpio Group.
We entered into an Administrative Services Agreement, as amended from time to time, with SSH, a party related to us, for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services for which we reimburse SSH for the reasonable direct and indirect expenses it incurs in providing us with such services. Such costs are classified as general and administrative in the Consolidated Statement of Operations.
SSH also arranges vessel sales and purchases for us. We pay SSH a fee, payable in the Company’s common shares, for arranging vessel acquisitions, including newbuildings. The amount of common shares payable was determined by dividing $250,000 by the market value of our common shares based on the volume weighted average price of our common shares over the 30 trading day period immediately preceding the contract date of a definitive agreement to acquire any vessel. During 2016 we issued 51,679 shares, of our common shares to SSH. During the years ended December 31, 2015 and 2014 we issued 111,725 and 4,366 shares, respectively, of our common shares to SSH. We will deliver an additional 12,946 shares upon delivery of six vessels currently under construction. In addition, SSH has agreed with us not to own any drybulk carriers greater than 30,000 dwt for so long as the Administrative Services Agreement is in full force and effect. This agreement may be terminated by SSH after the third anniversary of our initial public offering upon 12 months’ notice or by us with 24 months’ notice.
In November 2014, SSH agreed to waive its fee on vessel acquisitions contracted after November 20, 2014, for so long as the closing price of our common shares remained below a specified threshold. Effective September 29, 2016, the Company amended the terms of its Administrative Services Agreement with SSH and this fee was eliminated on all future acquisitions.
The services provided to us by SSH may be sub-contracted to other entities within the Scorpio Group.
During November 2014, we issued and sold 333,333 shares to SSH for $15.0 million as part of a private placement transaction.
During June 2015, we issued and sold 833,333 shares to SSH for $15.0 million as part of a public offering.
During March 2016, we issued 5,000,000 shares to SSH for $15.0 million as part of a public offering.
During June 2016, we issued 5,250,000 shares to SSH for $16.0 million as part of a public offering.
Our vessels are commercially managed by SCM and technically managed by SSM pursuant to a Master Agreement, as amended and restated from time to time, or the Amended and Restated Master Agreement, which may be terminated by either party upon 24 months’ notice, unless terminated earlier in accordance with the provisions of the Amended and Restated Master Agreement. In the event of a sale of one or more vessels, a notice period of three months’ and a payment equal to three months of management fees will apply, provided that the termination does not amount to a change of control, including a sale of substantially all vessels, in which case a payment equal to 24 months of management fees will apply. Additional vessels that the Company may acquire in the future will also be managed under the Amended and Restated Master Agreement or on substantially similar terms.
SCM’s commercial management services include securing employment for our vessels in the spot market and on time charters. SCM also manages the Scorpio Group Pools (spot market-oriented vessel pools) including the Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the currently inactive Scorpio Capesize Pool in which our owned and time chartered-in vessels are employed and from which we generate a significant portion of our revenue. The Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the Scorpio Capesize Pool participants, including us and third-party owners of similar vessels, pay SCM a pool management fee of $300 per vessel per day, plus a 1.75% commission on the gross revenues per charter fixture. We typically have balances due from these pools, consisting primarily of working capital, undistributed earnings and reimbursable costs. These receivables are either classified as current or non-current assets within the Consolidated Balance Sheet depending upon whether the associated vessel is expected to exit the pool within the next 12 months. We are also allocated general and administrative expenses from SCM.
For the commercial management of any of our vessels that do not operate in one of these pools, we pay SCM a daily fee of $300 per vessel, plus a 1.75% commission on the gross revenues per charter fixture, which are classified as voyage expenses in the Consolidated Statement of Operations.
Effective November 20, 2014, SCM agreed to reduce, with respect to our vessels, the 1.75% commission to 1.00% until the first day when the closing price of the Company’s common shares was not less than $117 per share, adjusted to include all equity restructuring and authorized dividends paid on the Company’s share capital, at which time the commission would revert to 1.75%. The reduction in commission expense is classified as vessel revenues in the Consolidated Statement of Operations.
Effective September 29, 2016, pursuant to the terms of the Amended and Restated Master Agreement, effective beginning on the fifth day within any 20 trading day period that the closing price of the Company's common shares on the New York Stock Exchange is equal to or greater than $5.00, the commission payable for commercial management to SCM will be reinstated to 1.75% of all monies earned by a vessel from 1.00%. As of close of trading on the NYSE on November 18, 2016, the condition was met and the commission payable for commercial management was reinstated to 1.75% of all monies earned by a vessel, effective November 19, 2016.
The Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool were significant customers for the year ended December 31, 2016, accounting for 40% and 60% of our total vessel revenue (including commissions from SCM), respectively. During year ended December 31, 2015, the Scorpio Kamsarmax Pool, the Scorpio Ultramax Pool and the Scorpio Capesize Pool accounted for 41% and 43% and 8% of our total vessel revenue (including commissions from SCM), respectively. During year ended 12/31/2014, the Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool accounted for 71% and 21% of our total vessel revenue (including commissions from SCM), respectively.
Prior to the amendment to the Amended and Restated Master Agreement on September 29, 2016, contracts for the construction of vessels that were sold or cancelled prior to the Company taking delivery of the vessels resulted in a termination fee of $0.5 million per vessel and the termination fee for a vessel which was under SCM management was two years of daily fees of $300, or $0.2 million per vessel plus 1.00% of the estimated revenue SCM would have generated for the vessel over the next two years. This fee is classified as a loss/write off of vessels and assets held for sale in the Consolidated Statement of Operations.
Following the amendment to the Amended and Restated Master Agreement on September 29, 2016, the fees due for a termination of the commercial management arrangements in the event of the sale of one or more vessels, provided it does not amount to a change of control of the Company, including a sale of substantially all vessels, have been reduced to a three month notice period and payment equal to three months of management fees.
SSM’s technical management services include providing technical support, such as arranging the hiring of qualified officers and crew, supervising the maintenance and performance of vessels, purchasing supplies, spare parts and new equipment, arranging and supervising drydocking and repairs, and monitoring regulatory and classification society compliance and customer standards. We pay SSM an annual fee of $0.2 million per vessel to provide technical management services for each of our vessels upon delivery, which is a component of vessel operating cost in the Consolidated Statement of Operations.
In addition, representatives of SSM provide us with construction supervisory services while our vessels are being constructed in shipyards. In addition to the supervisory fee, we will compensate SSM for its direct expenses in assisting with the supervision, which can vary between $0.2 million and $0.5 million per vessel.
Prior to the amendment to the Amended and Restated Master Agreement on September 29, 2016, contracts for the construction of vessels that were sold or canceled prior to the Company taking delivery of the vessels resulted in a termination fee of $0.5 million per vessel and the termination fee for a vessel which was under SSM management was two years of annual fees of $0.2 million per vessel, or $0.4 million per vessel. This fee is classified as a loss/write off of vessels and assets held for sale in the Consolidated Statement of Operations.
Following the amendment to the Amended and Restated Master Agreement on September 29, 2016, the fees due for a termination of the technical management arrangements in the event of the sale of one or more vessels, provided it does not amount to a change of control of the Company, including a sale of substantially all vessels, have been reduced to a notice period of three months and a payment equal to three months of management fees.
SUK will allocate salaries of certain SUK employees to the Company for services performed for the Company.
Transactions with entities controlled by the Lolli-Ghetti family and with Scorpio Tankers (herein referred to as related party affiliates) in the Consolidated Statement of Operations and Consolidated Balance Sheet are summarized in the following tables (in thousands).

	Year Ended December 31,
	2016	2015	2014
Vessel revenue
Scorpio Kamsarmax Pool	$31,319	$25,151	$34,986
Scorpio Ultramax Pool	46,227	26,338	10,196
Scorpio Capesize Pool	—	4,857	—
SCM	856	718	31
Total vessel revenue	$78,402	$57,064	$45,213
Voyage expense:
SCM	$319	$664	$148
Vessel operating cost:
SSM	$7,191	$2,765	122
General and administrative expense:
SCM	$43	$258	$—
SSM	—	—	51
SSH	3,949	1,265	56
SUK	862	486	717
Total general and administrative expense	$4,854	$2,009	$824
Write down on assets held for sale
SCM	$500	$12,465	$—
SSM	500	13,000	—
Total write down on assets held for sale	$1,000	$25,465	$—

At December 31, 2016 and December 31, 2015, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	December 31,
	2016	2015
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$2,579	$3,376
Scorpio Ultramax Pool	1,661	2,129
Scorpio Capesize Pool	—	2,268
SCM	—	424
Total due from related parties-current	$4,240	$8,197
Due from related parties non-current:
Scorpio Kamsarmax Pool	$4,606	$4,868
Scorpio Ultramax Pool	6,633	7,657
Total due from related parties non-current	$11,239	$12,525
Liabilities
Due to related parties-current :
SCM	$507	$3,415
SSM	209	4,274
SSH	321	—
Less balances due to SCM and SSM included in assets held for sale	—	(7,065)
Total due to related parties-current	$1,037	$624